Franklin California Tax-Free Trust
Statement of Investments (unaudited), September 30, 2020
Franklin California Intermediate-Term Tax-Free Income Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 2.0%
Diversified Financial Services 2.0%
California Housing Finance , 2019-N , A , 2.35% , 12/01/35 ......................
$ 9,785,336 $ 10,190,742
FHLMC, Multi-family , 2019-ML06 , ACA , 2.493% , 7/25/35 ......................
24,749,492 26,320,095
36,510,837
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $35,275,605) ................
36,510,837
Municipal Bonds 94.9%
California 93.4%
ABAG Finance Authority for Nonprofit Corp. ,
Covia Communities Obligated Group, Revenue, 2011, Refunding, 5.25%, 7/01/22 . 2,400,000 2,454,576
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/21 ..................... 1,000,000 1,035,900
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/22 ..................... 820,000 881,262
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/23 ..................... 460,000 494,289
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/24 ..................... 1,000,000 1,072,710
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,109,060
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,104,070
Antelope Valley Community College District , GO , 2014A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,984,261
Bay Area Toll Authority , Revenue , 2012F-1 , 5% , 4/01/22 ......................
15,000,000 16,047,750
California Community College Financing Authority ,
Coast Community College District, Revenue, 2011-A, Pre-Refunded, 5%, 6/01/26 .. 1,220,000 1,259,162
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,855,192
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 632,862
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,186,346
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,667,536
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,372,259
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 404,080
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 471,512
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 719,052
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 769,151
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 714,372
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 694,680
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 709,728
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 414,826
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 393,681
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 315,940
a
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 494,365
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 559,687
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 295,261
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 325,890
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 386,865
a
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 429,627
California Educational Facilities Authority ,
Chapman University, Revenue, 2011, 5%, 4/01/25 ......................... 5,000,000 5,102,700
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/29 .............. 1,020,000 1,211,128
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/32 .............. 1,235,000 1,438,812
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/33 .............. 1,000,000 1,158,310
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/34 .............. 1,750,000 2,020,988
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/35 .............. 1,500,000 1,726,695
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/36 .............. 2,000,000 2,297,320
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/37 .............. 2,000,000 2,291,960

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
University of San Francisco, Revenue, 2011, Pre-Refunded, ETM, 5%, 10/01/21 .. $ 1,470,000 $ 1,539,355
University of San Francisco, Revenue, 2011, Refunding, ETM, 5%, 10/01/21 ..... 1,530,000 1,602,185
University of San Francisco, Revenue, 2018A, 5%, 10/01/37 ................. 1,365,000 1,676,397
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,151,511
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6%, 2/01/24 .... 2,000,000 2,038,840
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,615,810
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,296,670
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,947,611
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,405,615
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,560,196
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,605,743
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 3,032,614
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,526,588
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,454,700
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,176,840
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,437,965 6,019,446
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 3,751,682 4,017,752
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Refunding, 5%, 10/01/32 .............................. 2,915,000 3,534,671
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,644,640
Broad Collection LLC, Revenue, 2011A, 5%, 6/01/21 ....................... 5,000,000 5,158,800
California Municipal Finance Authority ,
b,c
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,822,086
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 576,656
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,565,096
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,150,060
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,217,714
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,131,620
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,227,640
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,226,240
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,783,031
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,000,000 1,207,140
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,701,378
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,192,570
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,337,650
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/28 ............................................ 1,500,000 1,724,970
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,339,200
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,411,075
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,147,687

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/28 ............................................ $ 2,250,000 $ 2,736,473
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,578,679
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,391,540
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,213,729
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,606,494
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,126,815
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,876,350
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,862,200
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,682,098
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,330,440
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,306,709
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,463,796
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,446,839
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/21 ... 1,435,000 1,482,929
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,782,998
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,172,620
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,904,486
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,382,200
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 24,416,920
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,157,390
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,060,704
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,523,522
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,629,628
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,182,000
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,556,860
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,464,662
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,500,000 5,186,025
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,574,934
Pilgrim Place in Claremont, Revenue, 2016A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,389,788
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,990,000 4,456,471
System Management Group, Revenue, 2019A, 5%, 4/01/35 .................. 1,780,000 2,217,702
System Management Group, Revenue, 2019A, 5%, 4/01/37 .................. 2,945,000 3,630,243
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/31 .............. 1,000,000 1,219,630
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/32 .............. 1,000,000 1,213,310
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/33 .............. 1,010,000 1,219,878
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/35 .............. 1,440,000 1,731,326
b
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/21 . 845,000 867,004
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 905,633
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,202,208

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . $ 300,000 $ 355,494
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 385,622
California State Public Works Board ,
Revenue, 2012D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,189,370
Revenue, 2012D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 5,078,963
California State University, Revenue, 2010B-1, 5.375%, 3/01/25 ............... 2,500,000 2,510,425
State of California Department of Corrections & Rehabilitation, Revenue, 2014A, 5%,
9/01/26 ........................................................ 10,000,000 11,776,000
State of California Department of Corrections & Rehabilitation, Revenue, 2014D, 5%,
9/01/26 ........................................................ 6,835,000 8,048,896
California State University ,
Revenue, Pre-Refunded, 5%, 11/01/25 .................................. 10,000,000 10,522,300
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 12,100,550
Revenue, 2016A, Refunding, 5%, 11/01/29 ............................... 16,000,000 19,853,120
Revenue, 2016A, Refunding, 5%, 11/01/30 ............................... 5,000,000 6,191,700
California Statewide Communities Development Authority ,
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 945,525
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 915,487
Aldersly Obligated Group, Revenue, 2015A, Refunding, 4.5%, 5/15/25 .......... 985,000 1,068,173
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,145,030
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,761,210
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGMC Insured, 5%,
10/01/26 ....................................................... 1,000,000 1,153,380
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGMC Insured, 5%,
10/01/28 ....................................................... 1,250,000 1,425,713
Olive Street Preservation LP, Revenue, 2009L, GNMA Insured, 4.25%, 7/20/24 ... 2,895,000 2,928,235
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 561,025
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/24 ................ 2,000,000 2,166,160
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/25 ................ 4,715,000 5,106,675
Sutter Health Obligated Group, Revenue, 2012 A, 5%, 8/15/27 ................ 7,005,000 7,568,832
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,934,892
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,183,950
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,279,200
Carson Redevelopment Agency Successor Agency ,
Tax Allocation, 2010A, Refunding, 5%, 10/01/22 ........................... 1,975,000 1,975,000
Tax Allocation, 2010A, Refunding, 5%, 10/01/23 ........................... 2,135,000 2,135,000
Tax Allocation, 2010A, Refunding, 5%, 10/01/24 ........................... 2,245,000 2,245,000
Tax Allocation, 2010A, Refunding, 5%, 10/01/25 ........................... 1,700,000 1,700,000
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... 10,445,000 10,382,226
Ceres Redevelopment Agency Successor Agency , Tax Allocation , 2020 , Refunding ,
BAM Insured , 4% , 12/15/35 .......................................... 1,000,000 1,192,390
Chabot-Las Positas Community College District , GO , 2013 , Refunding , 5% , 8/01/24 .
6,715,000 7,638,245
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 133,411
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 165,981
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 330,690
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 461,346
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 525,508

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ $ 1,200,000 $ 1,349,340
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,904,427
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,107,540
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,200,920
City of Long Beach ,
Harbor, Revenue, 2019A, 5%, 5/15/37 .................................. 2,475,000 3,117,411
Harbor, Revenue, 2019A, 5%, 5/15/38 .................................. 2,250,000 2,825,077
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,453,399
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,385,113
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 7,201,186
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,730,648
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,514,560
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,354,746
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,297,583
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,742,955
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,575,860
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,168,750
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 4,187,333
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,886,890
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,369,648
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,624,768
Wastewater System, Revenue, 2013-A, Refunding, 5%, 6/01/27 ............... 9,145,000 10,295,532
City of Palo Alto ,
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/28 ................ 1,000,000 1,081,040
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/29 ................ 1,280,000 1,380,339
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/28 .......................... 3,870,000 4,676,353
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/29 .......................... 4,670,000 5,638,091
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 717,262
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,403,854
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,779,636
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,192,993
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,047,806
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,697,132
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,272,280
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,512,818
City of San Francisco , Public Utilities Commission Water , Revenue , 2015A ,
Refunding , 5% , 11/01/28 ............................................ 5,000,000 6,036,000
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/30 1,000,000 1,185,390
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/32 1,565,000 1,841,003

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... $ 1,610,000 $ 1,832,872
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010A , 5% ,
8/01/25 ......................................................... 8,275,000 8,300,735
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 4,051,678
Corona-Norco Unified School District , GO , 2011 E , Zero Cpn., 8/01/25 ...........
4,645,000 5,497,729
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/24 .................... 1,565,000 1,760,688
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/25 .................... 1,000,000 1,124,380
County of Sacramento ,
COP, 2010, Refunding, 5.375%, 2/01/23 ................................. 3,400,000 3,419,040
COP, 2010, Refunding, 5.5%, 2/01/25 .................................. 3,770,000 3,792,055
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,176,770
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,346,620
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 120,320
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 120,000 138,485
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 140,000 161,385
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 85,937
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 100,000 112,680
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 245,000 273,204
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 295,000 326,084
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 191,970
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 409,999
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 124,810
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/27 ...... 315,000 363,523
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/28 ...... 355,000 409,226
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/30 ...... 200,000 227,266
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/31 ...... 120,000 135,216
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/33 ...... 100,000 111,512
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/34 ...... 100,000 111,283
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/35 ...... 125,000 138,171
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/37 ...... 590,000 647,212
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/39 ...... 920,000 1,002,110
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/40 ...... 475,000 515,517
Cupertino Union School District ,
GO, B, 5%, 8/01/26 ................................................ 1,285,000 1,518,343
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,772,715
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,181,810
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,442,304
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,518,335
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,918,725
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,117,136
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,999,691
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,481,085
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,618,345
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,954,575
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,368,540
Water System, Revenue, 2015A, Refunding, 5%, 6/01/29 .................... 5,000,000 6,063,400
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 499,609
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 427,385
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 981,322
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 938,254
Revenue, 2016C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 3,136,625

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
$ 1,130,000 $ 1,340,146
Folsom Public Financing Authority ,
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/23 ................. 1,005,000 1,047,321
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/24 ................. 1,055,000 1,099,120
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,529,825
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 3,058,300
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,439,875
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,789,704
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,631,103
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 22,501,046
Revenue, 2015A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,110,890
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,121,820
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,162,574
Golden State Tobacco Securitization Corp. ,
Revenue, 2018A-1, Refunding, 5%, 6/01/31 .............................. 1,000,000 1,232,930
Revenue, 2018A-1, Refunding, 5%, 6/01/32 .............................. 8,135,000 9,977,496
Revenue, 2018A-1, Refunding, 5%, 6/01/33 .............................. 10,000,000 12,201,000
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 9,000,000 10,851,210
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/21 ......................... 1,010,000 1,049,602
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,270,761
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... 1,350,000 1,469,124
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/36 ................... 2,500,000 3,206,900
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,967,283
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,194,199
Independent Cities Finance Authority , San Juan Mobile Estates , Revenue , 2015 ,
Refunding , 5% , 8/15/30 ............................................. 1,575,000 1,790,901
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,057,512
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,352,239
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,492,448
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,516,998
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 977,046
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,701,442
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,706,711
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,534,368
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,567,681
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,150,364
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,332,122
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 241,240
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 272,076
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 225,069
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 236,267
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 253,486
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 284,137
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 330,336
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 325,652
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 312,964
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 357,109
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 395,325
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 3,064,903
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,535,300

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority, (continued)
Special Tax, 2014A, Refunding, 5%, 9/01/27 ............................. $ 1,000,000 $ 1,158,800
Special Tax, 2014A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,470,636
Special Tax, 2014A, Refunding, 5%, 9/01/29 ............................. 530,000 609,272
Special Tax, 2015A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,232,752
Special Tax, 2015A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,198,000
Special Tax, 2015A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,220,949
Special Tax, 2015A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,370,130
Special Tax, 2015A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,782,812
Special Tax, 2015A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,397,013
Special Tax, 2015A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,927,243
Special Tax, 2015A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,069,327
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/32 ................... 700,000 845,257
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/36 ................... 1,175,000 1,383,010
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,711,524
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,842,403
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5%, 9/01/27 ............................. 1,400,000 1,535,618
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/29 ........................... 810,000 886,650
Los Angeles Community College District , GO , 2015A , Refunding , 5% , 8/01/26 ......
15,000,000 17,704,950
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014-A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,420,062
Revenue, 2014-A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,779,310
Revenue, 2017A, 5%, 7/01/38 ........................................ 1,755,000 2,188,222
Revenue, Senior Lien, 2012-B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,420,350
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011A , 5% ,
10/01/22 ........................................................ 2,750,000 2,883,430
Los Angeles Department of Water ,
Revenue, 2016 A, Refunding, 5%, 7/01/37 ............................... 10,450,000 12,682,434
Revenue, 2018 B, Refunding, 5%, 7/01/34 ............................... 2,500,000 3,232,925
Revenue, 2020A, Refunding, 5%, 7/01/35 ............................... 335,000 451,295
Revenue, 2020A, Refunding, 5%, 7/01/36 ............................... 725,000 970,550
Revenue, 2020A, Refunding, 5%, 7/01/37 ............................... 950,000 1,266,797
Revenue, 2020A, Refunding, 5%, 7/01/40 ............................... 10,000,000 13,138,700
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/25 ............................ 5,135,000 5,683,983
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 11,741,700
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 3,057,106
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,348,340
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,989,951
Power System, Revenue, 2016B, 5%, 7/01/30 ............................ 3,000,000 3,687,660
Power System, Revenue, 2016B, 5%, 7/01/31 ............................ 6,700,000 8,220,230
Power System, Revenue, 2017B, Refunding, 5%, 7/01/34 ................... 23,350,000 28,928,782
Los Angeles Unified School District ,
COP, 2010B-2, 5%, 12/01/20 ......................................... 3,830,000 3,860,372
GO, 2011A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 15,099,620
GO, 2011A-2, Refunding, 5%, 7/01/21 .................................. 5,000,000 5,181,400
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 6,036,100
GO, 2016B, Refunding, 5%, 7/01/30 .................................... 30,000,000 37,107,300
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,023,500
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,090,630
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,439,706

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
$ 5,000,000 $ 5,962,500
Menifee Union School District Public Financing Authority ,
Special Tax, 2016A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,412,472
Special Tax, 2017A, 5%, 9/01/25 ...................................... 1,405,000 1,657,436
Special Tax, 2017A, 5%, 9/01/28 ...................................... 1,250,000 1,484,775
Special Tax, 2017A, 5%, 9/01/30 ...................................... 1,550,000 1,822,072
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,399,446
Revenue, 2014E, Refunding, 5%, 7/01/23 ............................... 20,000,000 22,676,200
Revenue, 2014E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,311,532
Revenue, 2016A, Refunding, 5%, 7/01/28 ............................... 5,000,000 6,210,500
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 24,034,680
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,299,808
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,162,012
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,294,875
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 138,300
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 148,693
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 159,328
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 169,890
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 184,987
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 165,688
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 178,273
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 189,406
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 196,369
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 212,429
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,456,128
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,962,880
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,617,889
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,954,800
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,078,190
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,647,422
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,151,360
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,923,294
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 3,021,678
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,106,425
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,760,576
Oxnard Financing Authority , Special Tax, Senior Lien , 2012A , 5% , 9/02/26 .........
1,020,000 1,105,405
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 130,044
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 599,170
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 848,641
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 983,705
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,129,349
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,916,648
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,078,374
Special Tax, 2017A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,734,288
Special Tax, 2017A, Refunding, 5%, 9/01/30 ............................. 2,260,000 2,819,169
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, Refunding, AGMC Insured, 4%,
9/01/35 ........................................................ 625,000 736,119

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority, (continued)
Lathrop Irrigation District Electric, Revenue, 2020, Refunding, AGMC Insured, 4%,
9/01/40 ........................................................ $ 1,665,000 $ 1,924,357
Riverside Community College District , GO , 2014 A , Refunding , 5% , 8/01/27 .......
3,550,000 4,170,859
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011B, 6.5%, 10/01/25 .................................. 1,225,000 1,301,722
Tax Allocation, Second Lien, 2011D, ETM, 6.5%, 12/01/21 ................... 310,000 322,465
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,101,629
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 3,976,385
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,544,440
Revenue, 2017B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,811,275
RNR School Financing Authority , Special Tax , 2017 A , BAM Insured , 5% , 9/01/27 ...
1,035,000 1,287,995
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,169,610
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,278,422
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,463,686
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,654,652
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,852,309
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,061,139
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,317,659
Sacramento City Financing Authority , Special Tax , 2013 A , Refunding , AGMC Insured ,
5% , 9/01/21 ...................................................... 1,305,000 1,363,151
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,342,620
Sacramento Municipal Utility District ,
Revenue, 2011 X, Pre-Refunded, 5%, 8/15/25 ............................ 2,555,000 2,661,697
Revenue, 2011 X, Refunding, 5%, 8/15/25 ............................... 7,445,000 7,757,913
Electric System, Revenue, 2020 H, 5%, 8/15/36 ........................... 7,465,000 10,041,844
San Bernardino County Transportation Authority ,
Revenue, 2014A, 5%, 3/01/30 ........................................ 2,685,000 3,092,422
Revenue, 2014A, 5%, 3/01/31 ........................................ 5,090,000 5,847,392
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,561,812
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,733,400
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,284,500
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,846,125
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,146,522
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,141,406
San Francisco Bay Area Rapid Transit District ,
GO, 2013C, 5%, 8/01/27 ............................................ 2,640,000 2,997,324
GO, 2013C, 5%, 8/01/28 ............................................ 3,500,000 3,969,490
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,771,865
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,897,160
GO, 2020 C-1, 4%, 8/01/35 .......................................... 1,600,000 1,950,672
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, Pre-Refunded, 5%, 5/01/23 ...................... 4,970,000 5,110,119
Revenue, Second Series, 2019E, 5%, 5/01/37 ............................ 5,000,000 6,084,150
Revenue, Second Series, 2019H, Refunding, 5%, 5/01/24 ................... 15,040,000 17,270,733
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,230,410
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,634,454
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,219,920
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,214,980
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,542,972

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, (continued)
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/30 ...................................... $ 1,080,000 $ 1,238,198
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/34 ...................................... 1,110,000 1,256,165
San Francisco City & County Redevelopment Financing Authority , Tax Allocation ,
2011B , Pre-Refunded , 6.125% , 8/01/26 ................................. 1,000,000 1,020,010
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,391,388
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 17,097,340
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/29 ...................... 10,000,000 11,447,500
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Refunding , BAM Insured ,
5% , 3/01/29 ...................................................... 1,000,000 1,111,630
San Mateo County Transit District ,
Revenue, 2015A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,625,680
Revenue, 2015A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,181,328
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,322,120
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/36 ..................... 1,135,000 1,488,064
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,953,420
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,307,779
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,180,750
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,230,684
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 8,221,150
Santa Ana Community Redevelopment Agency Successor Agency , Tax Allocation ,
2011A , Pre-Refunded , 6% , 9/01/22 .................................... 5,000,000 5,122,700
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,334,513
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 265,476
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 114,029
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 808,797
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 649,262
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,209,680
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,423,668
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, 5%, 3/01/25 ........................................ 15,410,000 16,402,712
Revenue, 2011 A, 5%, 3/01/27 ........................................ 11,945,000 12,703,985
Southern California Public Power Authority , Revenue , 2015C , Refunding , 5% , 7/01/26
5,000,000 5,983,250
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 17,930,993
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 17,307,779
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,244,800
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 13,196,800
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 20,387,700
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,975,000
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,726,450
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,717,950
State of California Department of Water Resources ,
Revenue, AM, 5%, 12/01/23 .......................................... 10,000,000 11,286,700
Revenue, AM, 5%, 12/01/24 .......................................... 8,495,000 9,583,209
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,000,000 5,647,300
Revenue, AS, Pre-Refunded, ETM, 5%, 12/01/24 .......................... 35,000 41,802

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California Department of Water Resources, (continued)
Revenue, AS, Refunding, 5%, 12/01/24 ................................. $ 11,090,000 $ 13,292,585
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,983
Revenue, AS, Refunding, 5%, 12/01/25 ................................. 6,125,000 7,335,851
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 53,745
Revenue, AS, Refunding, 5%, 12/01/26 ................................. 22,455,000 26,873,471
Revenue, BA, 5%, 12/01/35 .......................................... 12,180,000 16,122,057
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,899,950
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,927,170
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,272,100
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 634,095
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 654,905
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,938,105
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,345,407
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,169,002
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 6,038,100
University of California ,
Revenue, 2014AM, 5%, 5/15/27 ....................................... 3,000,000 3,511,590
Revenue, 2014AM, 5%, 5/15/28 ....................................... 1,835,000 2,145,023
Revenue, 2016K, 5%, 5/15/37 ........................................ 1,000,000 1,213,150
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,405,760
Upper Santa Clara Valley Joint Powers Authority , Santa Clarita Valley Water Agency ,
Revenue , 2020 A , Refunding , 5% , 8/01/35 ............................... 700,000 900,172
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 299,525
GO, D, 4%, 8/01/36 ................................................ 300,000 356,538
GO, D, 4%, 8/01/37 ................................................ 300,000 354,171
GO, D, 4%, 8/01/38 ................................................ 545,000 639,759
GO, D, 4%, 8/01/39 ................................................ 750,000 877,943
GO, D, 4%, 8/01/40 ................................................ 735,000 856,341
Washington Township Health Care District , Revenue , 2010-A , 5% , 7/01/25 ........
3,035,000 3,044,408
West Basin Municipal Water District ,
Revenue, 2016A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,404,503
Revenue, 2016A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,195,818
Western Municipal Water District Facilities Authority , Western Municipal Water District ,
Revenue , 2020A , Refunding , 5% , 10/01/38 .............................. 2,750,000 3,657,555
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6% , 9/01/26 .................................... 1,435,000 1,510,682
1,670,870,811
New York 0.8%
Align Affordable Housing Bond Fund LP , 2.625% , 8/01/25 .....................
14,300,000 14,277,549
U.S. Territories 0.7%
Guam 0.2%
Guam Power Authority ,
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 2,000,000 2,080,400

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority, (continued)
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/22 .................. $ 2,000,000 $ 2,159,820
4,240,220
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,065,050
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 3,568,750
8,633,800
Total U.S. Territories .................................................................... 12,874,020
Total Municipal Bonds (Cost $1,579,138,054) ...................................
1,698,022,380
Total Long Term Investments (Cost $1,614,413,659) .............................
1,734,533,217
a
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
California 2.1%
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.08% , 8/15/47 ................................................... 1,930,000 1,930,000
e
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.09% , 10/01/41 .................................. 8,500,000 8,500,000
e
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.1% , 5/15/32 .................................... 1,400,000 1,400,000
e
Santa Clara Valley Transportation Authority , Revenue , 2008C , Refunding , SPA TD
Bank NA , Daily VRDN and Put , 0.12% , 4/01/36 ........................... 1,195,000 1,195,000
e
State of California , GO , 2004 A1 , LOC Citibank NA , Daily VRDN and Put , 0.1% ,
5/01/34 ......................................................... 6,685,000 6,685,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.11%, 5/15/48 ................... 2,800,000 2,800,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.12%, 5/15/48 .......... 1,600,000 1,600,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.1%, 5/15/48 ........... 8,060,000 8,060,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.08%, 5/15/48 .......... 6,000,000 6,000,000
38,170,000
Total Municipal Bonds (Cost $38,170,000) ......................................
38,170,000
Total Short Term Investments (Cost $38,170,000 ) ................................
38,170,000
a
Total Investments (Cost $1,652,583,659) 99.0% ..................................
$1,772,703,217
Other Assets, less Liabilities 1.0% .............................................
16,886,758
Net Assets 100.0% ...........................................................
$1,789,589,975

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 16.
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2020, the aggregate value of these securities was $9,538,047, representing 0.5% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund (Fund)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.